NOTES PAYABLE (Details Narrative)			3 Months Ended		6 Months Ended			12 Months Ended
	Jan. 15, 2018 $ / shares shares	Nov. 15, 2016 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Nov. 30, 2016 USD ($) Number $ / shares shares	Sep. 30, 2018 USD ($) Number $ / shares	Sep. 30, 2017 USD ($)
Warrant exercise price | $ / shares								$ 0.15
Amortization of debt discount					$ 11,449	$ 175,634		$ 254,501	$ 810,540
Interest expense			$ 106,152	$ 227,489	$ 204,309	$ 452,566		$ 780,513	$ 1,324,127
Convertible Promissory Notes [Member]
Number of convertible promissory notes converted | Number								6
Amortization of debt discount								$ 30,000
Debt amount converted								560,000
Accrued interest amount converted								86,525
Outstanding debt amount								$ 277,000
June - Nov 2016 Promissory Notes [Member]
Proceeds from issuance of convertible notes							$ 837,000
Number of convertible promissory notes issued | Number							11
Maturity term							1 year
Interest rate							8.00%
Conversion price | $ / shares							$ 0.025
Qualified equity financing amount							$ 3,000,000
Amount allocated to debt							385,000
Amount allocated to warrants							452,000
Beneficial conversion feature							385,000
Debt discount							837,000
June - Nov 2016 Promissory Notes [Member] | Related Parties [Member]
Proceeds from issuance of convertible notes							$ 222,000
Number of convertible promissory notes issued | Number							3
Extinguishment of related party payables							$ 70,000
June - Nov 2016 Promissory Notes [Member] | Warrants [Member]
Number of warrants issued | shares	2,800,000						27,900,000
Warrant exercise price | $ / shares	$ 0.10						$ 0.03
Warrant term							3 years
June - Nov 2016 Promissory Notes [Member] | Warrants [Member] | Related Parties [Member]
Number of warrants issued | shares							7,400,000
Promissory Notes [Member] | Related party [Member]
Proceeds from issuance of convertible notes		$ 50,000